UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

July 31, 2008

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 99.14%

COMMON STOCKS 98.57%

Agriculture, Fishing & Ranching 0.88%
Monsanto Co.	1,115,005	$132,808

Air Transportation 0.77%
Delta Air Lines, Inc. *(a)	15,349,303	115,734

Banks 15.08%
BB&T Corp.	3,705,463	103,827
Fifth Third Bancorp	9,097,425	127,091
JPMorgan Chase & Co.	19,042,171	773,683
M&T Bank Corp.	2,145,246	150,982
PNC Financial Services Group, Inc. (The)	5,197,708	370,545
SunTrust Banks, Inc.	2,579,632	105,920
Wells Fargo & Co.	21,308,500	645,008
Total		2,277,056

Beverage: Soft Drinks 2.39%
Coca-Cola Enterprises Inc.	21,321,034	360,965

Biotechnology Research & Production 2.19%
Amgen Inc. *	4,434,719	277,746
Genzyme Corp. *	697,100	53,433
Total		331,179

Chemicals 1.18%
Praxair, Inc.	1,901,711	178,247

Communications Technology 2.22%
Corning Inc.	3,499,990	70,035
QUALCOMM Inc.	4,803,700	265,837
Total		335,872

Computer Services, Software & Systems 4.30%
Adobe Systems Inc. *	1,541,100	63,725
Microsoft Corp.	13,605,800	349,941
Oracle Corp. *	10,951,654	235,789
Total		649,455

Computer Technology 1.92%
Hewlett-Packard Co.	4,260,517	190,871
Sun Microsystems, Inc. *	9,268,048	98,519
Total		289,390

Diversified Financial Services 9.45%
Bank of New York Mellon Corp.	15,308,948	543,468
Goldman Sachs Group, Inc. (The)	960,800	176,826
Merrill Lynch & Co., Inc.	21,192,320	564,775
MetLife, Inc.	643,585	32,675
Morgan Stanley	1,418,394	55,998
Visa Inc. Class A *	723,000	52,822
Total		1,426,564

Drug & Grocery Store Chains 3.69%
Kroger Co. (The)	17,744,383	501,811
SUPERVALU INC.	2,137,584	54,765
Total		556,576

Drugs & Pharmaceuticals 6.93%
Abbott Laboratories	6,972,446	392,828
Eli Lilly & Co.	3,463,347	163,158
Gilead Sciences, Inc. *	301,800	16,291
Teva Pharmaceutical Industries Ltd. ADR	6,257,634	280,592
Wyeth	4,782,461	193,786
Total		1,046,655

Electrical Equipment & Components 1.08%
Emerson Electric Co.	3,345,339	162,918

Electronics: Semi-Conductors/Components 0.99%
Intel Corp.	2,745,700	60,927
Texas Instruments Inc.	3,620,400	88,265
Total		149,192

Finance Companies 0.72%
Capital One Financial Corp.	2,593,995	108,585

Financial Data Processing Services & Systems 1.31%
Western Union Co.	7,153,500	197,723

Financial: Miscellaneous 1.33%
Fannie Mae	17,517,030	201,446

Foods 3.24%
General Mills, Inc.	2,352,200	151,458
Kraft Foods Inc. Class A	10,603,444	337,402
Total		488,860

Gold 1.00%
Barrick Gold Corp. (Canada)(b)	3,577,584	151,511

Health & Personal Care 0.77%
CVS Caremark Corp.	3,184,064	116,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

July 31, 2008

Investments	Shares	Value (000)
Insurance: Multi-Line 2.12%
American International Group, Inc.	983,130	$25,611
AON Corp.	6,420,644	294,065
Total		319,676

Investment Management Companies 0.29%
T. Rowe Price Group, Inc.	737,804	44,158

Machinery: Oil Well Equipment & Services 2.49%
Halliburton Co.	3,199,400	143,397
Schlumberger Ltd.	1,505,442	152,953
Smith International Inc.	1,066,434	79,321
Total		375,671

Medical & Dental Instruments & Supplies 2.78%
Boston Scientific Corp. *	24,078,181	286,290
Covidien Ltd.	2,707,900	133,337
Total		419,627

Milling: Fruit & Grain Processing 1.59%
Archer Daniels Midland Co.	8,408,100	240,724

Multi-Sector Companies 5.23%
Eaton Corp.	4,011,692	284,991
General Electric Co.	17,849,811	504,971
Total		789,962

Oil: Crude Producers 2.08%
Devon Energy Corp.	1,030,700	97,803
EOG Resources, Inc.	1,068,900	107,457
XTO Energy Inc.	2,295,914	108,436
Total		313,696

Oil: Integrated International 3.71%
Chevron Corp.	1,552,200	131,254
Exxon Mobil Corp.	5,339,092	429,423
Total		560,677

Railroads 1.15%
Canadian National Railway Co. (Canada)(b)	2,111,270	111,369
Norfolk Southern Corp.	857,600	61,679
Total		173,048

Real Estate Investment Trusts 0.44%
Annaly Capital Management, Inc.	4,394,300	66,222

Rental & Leasing Services: Consumer 1.32%
Hertz Global Holdings, Inc. *(a)	23,333,755	199,037

Retail 3.97%
Home Depot, Inc. (The)	3,905,260	93,062
Kohl’s Corp. *	1,060,300	44,437
Wal-Mart Stores, Inc.	7,887,400	462,360
Total		599,859

Securities Brokerage & Services 1.21%
Charles Schwab Corp. (The)	5,920,135	135,512
Franklin Resources, Inc.	464,200	46,703
Total		182,215

Services: Commercial 2.61%
IAC/InterActiveCorp. *(a)	15,046,383	262,710
Waste Management, Inc.	3,719,161	132,179
Total		394,889

Soaps & Household Chemicals 0.36%
Clorox Co. (The)	996,516	54,310

Textiles Apparel Manufacturers 1.07%
J. Crew Group, Inc. *(a)	5,631,372	161,958

Tobacco 0.30%
Philip Morris International Inc.	869,400	44,904

Transportation: Miscellaneous 1.00%
United Parcel Service, Inc. Class B	2,403,100	151,587

Utilities: Cable TV & Radio 0.51%
Comcast Corp. Class A	3,774,000	77,820

Utilities: Electrical 0.43%
Progress Energy, Inc.	1,535,640	64,973

Utilities: Gas Pipelines 0.64%
El Paso Corp.	5,398,955	96,803

Utilities: Telecommunications 1.83%
AT&T Inc.	7,807,971	240,564
Sprint Nextel Corp.	4,368,800	35,562
Total		276,126

Total Common Stocks (cost $15,439,180,654)		14,884,896

LIMITED LIABILITY COMPANY 0.57%

Investment Management Companies
OakTree Capital Management, LLC† (cost $136,400,000)	3,100,000	86,800

Schedule of Investments (unaudited) (continued)

July 31, 2008

Investments	Value (000)
Total Long-Term Investments (cost $15,575,580,654)	$14,971,696

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.57%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $240,080,000 of Federal Home Loan Bank at 2.60% due 2/18/2009; value: $241,280,400; proceeds: $236,557,525 (cost $236,546,684)	$236,547	236,547

Total Investments in Securities 100.71% (cost $15,812,127,338)		15,208,243

Liabilities in Excess of Other Assets (0.71%)		(107,363)
Net Assets 100.00%		$15,100,880

ADR	American Depositary Receipt.
*	Non income-producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.	FEDERAL TAX INFORMATION

As of July 31, 2008, the aggregate unrealized security losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$15,816,102,445
Gross unrealized gain	1,572,392,213
Gross unrealized loss	(2,180,251,746)
Net unrealized security loss	$(607,859,533)

The difference between book-basis and tax-basis unrealized losses is attributable to the tax treatment of certain securities and wash sales.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the 9 months ended July 31, 2008:

Affiliated Issuer	Balance of Shares Held at 10/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2008	Value at 7/31/2008	Net Realized Gain (Loss) 11/1/2007 to 7/31/2008(a)	Dividend Income 11/1/2007 to 7/31/2008(a)
Delta Air Lines, Inc. (b)	11,431,000	10,732,210	(6,813,907)	15,349,303	$115,733,745	$—	$—
Hertz Global Holdings, Inc (b)	12,232,726	12,198,279	(1,097,250)	23,333,755	199,036,930	646,034
IAC/InterActiveCorp.	17,964,497	3,017,200	(5,935,314)	15,046,383	262,709,847	(87,889,677)
J. Crew Group, Inc.	5,569,526	3,368,413	(3,306,567)	5,631,372	161,958,259	11,226,618
Total					$739,438,781	$(76,017,025)	$—

Notes to Schedule of Investments (unaudited)(concluded)

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of October 31, 2007.

5.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  Certain investments may never reach what we think is their full value or may go down in value.  Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008